Income Taxes (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory rate (as a percent)	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction (as a percent)	5.90%	7.57%	10.90%
Effect of different tax rate applicable to the subsidiaries and VIEs (as a percent)	(3.24%)	(4.59%)	(4.75%)
Effect of tax holiday (as a percent)	(5.82%)	(12.07%)	(13.22%)
Effect of non-deductible expenses (as a percent)	2.94%	2.22%	11.04%
Change in valuation allowance (as a percent)	0.83%	0.58%	(11.18%)
Effect of adjustments of prior year tax benefit (as a percent)	(1.77%)
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries (as a percent)	(0.94%)	2.32%
Effective tax rate (as a percent)	22.90%	21.03%	17.79%